Organization and Business (Details) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2022
Organization and Business [Line items]
Purchase price	$ 60,000
Promissory note amount	$ 60,000
Bears interest rate	8.00%
Maturity date	Oct. 01, 2023
Asset purchase agreement, description		On September 30, 2021, the Company entered into and closed on an Asset Purchase Agreement (the “Asset Purchase Agreement) with NFID, LLC, a Florida limited liability company (the “Buyer”), whereby the Buyer purchased from the Company certain assets, properties, and rights in connection with the Company’s NFID trademark name, logos, domain, and apparel clothing and accessories for a purchase price of $60,000 in the form of a promissory note amounting to $60,000. The promissory note bears 8% interest per annum and matures on October 1, 2023. Accordingly, the results of operations of this component, for all periods presented, are separately reported as “discontinued operations” on the condensed consolidated statements of operations (see Note 4).